FEDERATED AMERICAN LEADERS FUND, INC.
CLASS B SHARES

FEDERATED CAPITAL APPRECIATION FUND

FEDERATED KAUFMANN FUND

FEDERATED KAUFMANN SMALL CAP FUND

FEDERATED LARGE CAP GROWTH FUND

FEDERATED MARKET OPPORTUNITY FUND

FEDERATED MID-CAP GROWTH STRATEGIES FUND

FEDERATED TECHNOLOGY FUND
CLASS B SHARES
PORTFOLIOS OF FEDERATED EQUITY FUNDS

FEDERATED EQUITY INCOME FUND, INC.

CLASS B SHARES

FEDERATED STRATEGIC INCOME FUND
CLASS B SHARES
A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.
CLASS B SHARES

FEDERATED HIGH INCOME BOND FUND, INC.
CLASS B SHARES

FEDERATED CAPITAL INCOME FUND
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
FEDERATED MUNI AND STOCK ADVANTAGE FUND
CLASS B SHARES
PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST

FEDERATED INTERNATIONAL BOND FUND
FEDERATED INTERNATIONAL EQUITY FUND
CLASS B SHARES
PORTFOLIOS OF FEDERATED INTERNATIONAL SERIES, INC.

FEDERATED BOND FUND
CLASS B SHARES
A PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.

FEDERATED BALANCED ALLOCATION FUND
CLASS B SHARES
A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS

FEDERATED MUNICIPAL SECURITIES FUND, INC.

CLASS B SHARES

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
FEDERATED NEW YORK MUNICIPAL INCOME FUND
FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
CLASS B SHARES
PORTFOLIOS OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

FEDERATED STOCK AND BOND FUND, INC.
CLASS B SHARES

FEDERATED TOTAL RETURN BOND FUND
CLASS B SHARES
A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
FEDERATED INTERNATIONAL HIGH INCOME FUND
FEDERATED INTERNATIONAL SMALL COMPANY FUND
FEDERATED INTERNATIONAL VALUE FUND
CLASS B SHARES
PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
CLASS B SHARES
A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

SUPPLEMENT TO CURRENT PROSPECTUSES OF THE ABOVE LISTED FUNDS.

EFFECTIVE MARCH 1, 2007, THE 5.50% MAXIMUM ADVANCE COMMISSION A FINANCIAL INTERMEDIARY MAY RECEIVE ON THE PURCHASE OF CLASS B SHARES OF THE ABOVE-LISTED FUNDS ("FUNDS") WILL BE LOWERED TO 5.00%. PLEASE MAKE THE FOLLOWING CHANGE TO THE CURRENT PROSPECTUSES OF THE FUNDS

1. Under the sections entitled "How is the Fund Sold - Payments to Financial Intermediaries-Advance Commissions," please replace "Up to 5.50%" with "Up to 5.00%."

                                                                February 8, 2007







36179 (2/07)


Cusip  313914 20 2Cusip  313911 20 8
Cusip  314172 80 0Cusip  31428Q 81 2
Cusip  314172 66 9Cusip  31428U 79 7
Cusip  314172 62 8Cusip  31428U 76 3
Cusip  314172 83 4Cusip  31428U 73 0
Cusip  314172 73 5Cusip  31428U 83 9
Cusip  314172 20 6Cusip  60934N 72 4
Cusip  314172 79 2
Cusip  313915 20 9
Cusip  31417P 60 1
Cusip  313912 30 5
Cusip  314195 20 7
Cusip  31420C 86 0
Cusip  31420C 80 3
Cusip  31420C 82 9
Cusip  31420G 50 7
Cusip  31420G 20 0
Cusip  31420F 20 2
Cusip  314212 87 9
Cusip  313913 20 4
Cusip  313923 20 3
Cusip  313923 85 6
Cusip  313923 88 0
Cusip  313923 80 7